Equity instruments - Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Instruments
Balance at beginning of year	R$ 438,912	R$ 171,453	R$ 298,297
Net additions (disposals) / adjustments	38,795	267,459	(126,844)
Balance at end of year	R$ 477,707	R$ 438,912	R$ 171,453